PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 103.0%
Asset-Backed Securities 20.5%
Automobiles 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2023-08A, Class A, 144A	6.020%	02/20/30		100	$103,980
Collateralized Loan Obligations 20.1%
Apidos CLO Ltd. (United Kingdom), Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.324(c)	04/26/35		250	251,117
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	01/20/32		249	249,384
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.589(c)	10/20/31		244	243,913
Battalion CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1, 144A, 3 Month SOFR + 1.612% (Cap N/A, Floor 1.350%)	6.928(c)	01/17/33		250	250,706
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.659(c)	01/20/32		249	249,199
Carlyle US CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 0.000%)	6.599(c)	04/20/31		211	211,254
Crown City CLO (Cayman Islands), Series 2022-04A, Class A1, 144A, 3 Month SOFR + 2.230% (Cap N/A, Floor 2.230%)	7.548(c)	10/20/33		250	250,000
CVC Cordatus Loan Fund DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.812(c)	05/22/32	EUR	250	268,294
Elmwood CLO Ltd. (Cayman Islands), Series 2021-03A, Class A, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.619(c)	10/20/34		250	250,000
Generate CLO Ltd. (Cayman Islands), Series 4A, Class A1R, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.090%)	6.669(c)	04/20/32		232	232,814
Grosvenor Place CLO DAC (Ireland), Series 2022-01A, Class A, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	5.973(c)	11/24/35	EUR	250	270,626
KKR CLO Ltd. (Cayman Islands), Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.500(c)	07/18/30		151	151,437

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands), Series 2017-07A, Class A1R, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.616%(c)	07/15/29		94	$94,029
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	07/20/30		146	146,501
Pikes Peak CLO (Cayman Islands), Series 2020-06A, Class AR2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.799(c)	05/18/34		250	249,730
PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.726(c)	07/15/31		207	207,289
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.669(c)	02/20/30		185	184,688
Regatta Funding Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	01/20/35		250	250,405
Rockford Tower CLO Ltd. (Cayman Islands), Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	7.251(c)	01/20/36		250	250,416
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.742(c)	05/07/31		238	238,241
Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.677(c)	07/23/33		250	249,874
Tikehau US CLO Ltd. (Bermuda), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.514(c)	07/15/34		250	251,723
Trinitas Euro CLO (), Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.505(c)	04/15/37	EUR	250	270,601
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.678(c)	07/17/31		209	208,932
					5,481,173

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans 0.0%
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940%	10/09/29	7	$6,659

Total Asset-Backed Securities (cost $5,517,747)				5,591,812
Commercial Mortgage-Backed Securities 10.8%
BANK,
Series 2017-BNK08, Class A3	3.229	11/15/50	342	321,986
Series 2022-BNK44, Class A5	5.937(cc)	11/15/55	230	244,850

CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	233,923
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month SOFR + 2.697% (Cap N/A, Floor 2.650%)	8.031(c)	05/15/36	100	99,123
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4	2.763	09/15/52	250	221,397
DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.629(c)	05/15/35	228	222,764
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0057, Class X1, IO	1.295(cc)	07/25/26	6,097	132,422
Series K104, Class X1, IO	1.245(cc)	01/25/30	4,893	257,221

GS Mortgage Securities Trust, Series 2019-GSA01, Class A3	2.794	11/10/52	195	174,275
ONE Mortgage Trust, Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	6.547(c)	03/15/36	300	280,500
One New York Plaza Trust, Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	6.698(c)	01/15/36	150	142,511
UBS Commercial Mortgage Trust, Series 2017-C04, Class A3	3.301	10/15/50	456	430,481
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A4	2.343	04/15/54	200	169,339

Total Commercial Mortgage-Backed Securities (cost $2,912,012)				2,930,792

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 30.9%
Aerospace & Defense 0.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875%	04/15/27	44	$43,881
Airlines 0.6%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	105	103,294
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	75	72,415
				175,709
Auto Manufacturers 1.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.375	11/13/25	200	191,961
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.400	04/10/28	135	121,317
Toyota Motor Corp. (Japan), Sr. Unsec’d. Notes	5.275	07/13/26	130	132,181
				445,459
Auto Parts & Equipment 0.1%
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	25	21,846
Banks 10.1%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	300	259,114
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	135	130,886

Citigroup, Inc., Sr. Unsec’d. Notes	2.666(ff)	01/29/31	175	152,530
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,799
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	25	27,428
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	145	132,272
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	150	123,524
Sr. Unsec’d. Notes	5.798(ff)	08/10/26	50	50,476

HDFC Bank Ltd. (India), Jr. Sub. Notes	3.700(ff)	08/25/26(oo)	200	183,375

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208%(ff)	08/21/29	10	$10,333
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	375	326,493
Sr. Unsec’d. Notes	6.070(ff)	10/22/27	100	102,825

KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	20	17,193
Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	200	178,625
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	5.778(ff)	07/06/29	200	204,721
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	125	114,707
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	325	261,065
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	50	51,045
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	130	135,118

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	185	188,424
U.S. Bancorp, Sr. Unsec’d. Notes	5.775(ff)	06/12/29	80	81,982
				2,752,935
Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43	40	41,177
Building Materials 0.1%
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	24	23,432
Commercial Services 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26	50	49,310
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	25	23,830
ERAC USA Finance LLC, Gtd. Notes, 144A	4.600	05/01/28	80	79,587
				152,727

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.8%
CA Magnum Holdings (India), Sr. Sec’d. Notes	5.375%	10/31/26	200	$186,750
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	27	28,968
				215,718
Distribution/Wholesale 0.3%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	100	90,794
Diversified Financial Services 0.3%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	25	25,817
Capital One Financial Corp., Sr. Unsec’d. Notes	7.149(ff)	10/29/27	40	41,681
Navient Corp., Sr. Unsec’d. Notes	6.750	06/25/25	25	25,170
				92,668
Electric 2.2%
AEP Texas, Inc., Sr. Unsec’d. Notes	5.400	06/01/33	70	71,320
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	5.200	10/01/28	80	81,983
Commonwealth Edison Co., First Mortgage	2.200	03/01/30	40	34,646
Connecticut Light & Power Co. (The), First Mortgage, Series A	2.050	07/01/31	35	28,950
Light Servicos de Eletricidade SA/Light Energia SA (Brazil), Gtd. Notes	4.375	06/18/26(d)	200	91,000
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.749	09/01/25	135	136,338
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	4.300	05/15/28	135	133,190
Southern California Edison Co., First Mortgage	2.850	08/01/29	25	22,763
				600,190

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 0.6%
Warnermedia Holdings, Inc., Gtd. Notes	3.755%	03/15/27	175	$168,090
Environmental Control 0.0%
GFL Environmental, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	01/15/31	10	10,200
Foods 0.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500	02/15/28	25	25,264
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27	50	45,089
				70,353
Healthcare-Services 1.4%
Cedars-Sinai Health System, Sec’d. Notes, Series 2021	2.288	08/15/31	270	228,115
Nationwide Children’s Hospital, Inc., Unsec’d. Notes	4.556	11/01/52	60	55,383
Sutter Health, Unsec’d. Notes	5.164	08/15/33	22	22,391
Tenet Healthcare Corp., Gtd. Notes	6.125	10/01/28	75	74,564
				380,453
Home Builders 0.1%
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	25	23,931
Insurance 0.5%
Principal Life Global Funding II, Sec’d. Notes, 144A, MTN	5.500	06/28/28	130	131,527
Machinery-Diversified 0.1%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	25	26,116

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	125	$123,891
Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/15/28	60	61,264
CSC Holdings LLC, Sr. Unsec’d. Notes	5.250	06/01/24	125	124,795
DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	50	52,171
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	25	24,500
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	25	23,648
				410,269
Multi-National 2.7%
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes, GMTN	4.500	05/15/26	140	140,750
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.375	04/20/28	310	278,425
International Development Association (Supranational Bank), Sr. Unsec’d. Notes, EMTN	4.875	11/01/28	300	310,377
				729,552
Oil & Gas 1.0%
Aker BP ASA (Norway), Gtd. Notes, 144A	3.100	07/15/31	300	257,247
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	25	25,102
				282,349
Packaging & Containers 0.2%
Ball Corp., Gtd. Notes	6.000	06/15/29	50	50,456

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pharmaceuticals 0.2%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625%	08/01/29		25	$19,770
Gtd. Notes, 144A	6.125	08/01/28		25	21,878
					41,648
Pipelines 1.1%
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30		15	15,595
ONEOK, Inc., Gtd. Notes	4.550	07/15/28		100	98,779
Targa Resources Corp., Gtd. Notes	4.200	02/01/33		125	114,278
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26		70	70,723
					299,375
Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp., Sr. Unsec’d. Notes	3.375	10/15/26		80	76,831
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250	08/01/26		25	21,158
Welltower OP LLC, Gtd. Notes	2.700	02/15/27		100	94,340
					192,329
Retail 0.7%
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		25	26,158
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	114,473
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		50	49,479
					190,110
Telecommunications 2.0%
Level 3 Financing, Inc.,
Gtd. Notes, 144A (original cost $44,250; purchased 11/03/23 - 11/08/23)(f)	4.250	07/01/28		75	42,000

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc., (cont’d.)
Gtd. Notes, 144A (original cost $16,469; purchased 11/03/23)(f)	4.625%	09/15/27	25	$15,375
Sr. Sec’d. Notes, 144A (original cost $21,719; purchased 01/24/23)(f)	3.400	03/01/27	25	24,562
Sr. Sec’d. Notes, 144A (original cost $47,375; purchased 11/03/23)(f)	10.500	05/15/30	50	49,831

T-Mobile USA, Inc., Gtd. Notes	5.050	07/15/33	140	140,175
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.875	02/08/29	150	144,902
Sr. Unsec’d. Notes	5.050	05/09/33	120	121,248
				538,093
Transportation 0.5%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	100	103,282
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28	25	25,027
				128,309
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	50	50,470
Water 0.1%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/28	25	24,128

Total Corporate Bonds (cost $8,487,628)				8,404,294
Floating Rate and Other Loans 0.2%
Telecommunications
Level 3 Financing, Inc., Tranche B 2027 Term Loan^	—(p)	03/01/27	30	28,800
Lumen Technologies, Inc.,
Term B Loan	—(p)	03/15/27	30	20,569

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
Lumen Technologies, Inc., (cont’d.)
Term Loan	— %(p)	06/01/28	4	$3,851

Total Floating Rate and Other Loans (cost $54,991)				53,220
Residential Mortgage-Backed Securities 2.6%
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.995(c)	01/25/51	200	208,126
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.195(c)	01/25/42	200	200,376
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.745(c)	02/25/42	200	204,249
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.245(c)	04/25/42	100	103,750

Total Residential Mortgage-Backed Securities (cost $673,234)				716,501
Sovereign Bond 0.5%
Province of Ontario (Canada), Sr. Unsec’d. Notes (cost $139,350)	1.050	04/14/26	150	139,603
U.S. Government Agency Obligations 8.3%
Federal Home Loan Mortgage Corp.	3.000	07/01/46	89	80,452
Federal Home Loan Mortgage Corp.	3.000	02/01/52	108	94,551
Federal Home Loan Mortgage Corp.	3.500	10/01/45	228	212,403
Federal Home Loan Mortgage Corp.	3.500	09/01/46	506	472,453
Federal Home Loan Mortgage Corp.	5.500	11/01/52	250	251,067
Federal Home Loan Mortgage Corp.	5.500	12/01/52	155	155,391
Federal National Mortgage Assoc.	2.000	11/01/50	195	158,168
Federal National Mortgage Assoc.	2.500	09/01/50	183	155,298
Federal National Mortgage Assoc.	2.500	06/01/51	208	175,915
Federal National Mortgage Assoc.	6.000	TBA	500	506,846

Total U.S. Government Agency Obligations (cost $2,191,718)				2,262,544

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations 29.2%
U.S. Treasury Notes	0.250%	09/30/25	475	$444,107
U.S. Treasury Notes	1.125	02/28/25	2,410	2,320,472
U.S. Treasury Notes(k)	2.500	04/30/24	665	660,376
U.S. Treasury Notes	2.625	04/15/25	2,480	2,423,134
U.S. Treasury Notes	4.000	01/15/27	420	420,000
U.S. Treasury Notes	4.250	12/31/24	1,680	1,671,666

Total U.S. Treasury Obligations (cost $7,940,092)				7,939,755

Total Long-Term Investments (cost $27,916,772)				28,038,521

	Shares
Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $123,968)(wb)	123,968	123,968

TOTAL INVESTMENTS 103.5% (cost $28,040,740)		28,162,489
Liabilities in excess of other assets(z) (3.5)%		(946,185)

Net Assets 100.0%		$27,216,304

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination
TBA—To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $28,800 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $129,813. The aggregate value of $131,768 is 0.5% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	3 Month CME SOFR	Mar. 2024	$473,225	$384
64	2 Year U.S. Treasury Notes	Mar. 2024	13,162,000	104,866
				105,250
Short Positions:
27	5 Year U.S. Treasury Notes	Mar. 2024	2,926,547	(46,445)
8	10 Year U.S. Treasury Notes	Mar. 2024	898,625	(9,900)
12	10 Year U.S. Ultra Treasury Notes	Mar. 2024	1,402,500	(51,469)
3	20 Year U.S. Treasury Bonds	Mar. 2024	367,031	(18,129)
2	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	258,438	(6,104)
				(132,047)
				$(26,797)

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 02/02/24	BNYM	EUR	568	$615,592	$613,712	$—	$(1,880)
Expiring 02/02/24	CITI	EUR	250	272,764	270,704	—	(2,060)
				$888,356	$884,416	—	(3,940)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 02/02/24	BNP	EUR	246	$266,932	$265,953	$979	$—
Expiring 02/02/24	BNYM	EUR	572	627,752	618,463	9,289	—
Expiring 03/04/24	BNYM	EUR	568	616,357	614,554	1,803	—
				$1,511,041	$1,498,970	12,071	—
						$12,071	$(3,940)
Credit default swap agreements outstanding at January 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	180	0.155%	$76	$23	$53	BOA
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,345	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.320%	$—	$6,961	$6,961
848	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.320%	—	1,132	1,132
1,060	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.320%	—	4,837	4,837
1,917	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.320%	—	5,751	5,751
1,320	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(6,712)	(6,712)
185	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.320%	34	(3,304)	(3,338)
				$34	$8,665	$8,631

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Total return swap agreement outstanding at January 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR - 245bps(T)/ 2.870%	DB	09/21/24	300	$6,298	$—	$6,298
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).